Commitments and Contingencies (10K) (Details Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Facilities rent expense	$ 289	$ 275